REGULATORY CAPITAL (Detail Textuals 1) (Loans Receivable, One-to four Family Residential)	Dec. 31, 2014
Loans Receivable | One-to four Family Residential
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk weighted factor	50.00%